Company financial information - Comprehensive income (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($) [1]
Statement of comprehensive income
Finance expense | $		$ (654)		$ (671)		$ (681)
Profit/(loss) before tax | $		(219)		1		(106)
Income tax | $		$ 44		$ (40)		$ 66
ARD Finance S.A.
Statement of comprehensive income
Dividend income	€ 86		€ 133		€ 270
Finance expense	(106)		(111)		(31)
Finance income	47		50		14
Profit/(loss) before tax	27		72		253
Profit and total comprehensive income for the year	€ 27		€ 72		€ 253

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements